Fair Value Measurements - Summary of Key Inputs using Monte Carlo Simulation Model (Details) - Monte Carlo Simulation Model [Member]	Dec. 31, 2021 USD ($) yr
Earn Out Liability [Member] | Valuation date price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Alternative Investment, Measurement Input	12.99
Earn Out Liability [Member] | Expected term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Alternative Investment, Measurement Input | yr	6.54
Earn Out Liability [Member] | Expected volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Alternative Investment, Measurement Input	40.59
Earn Out Liability [Member] | Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Alternative Investment, Measurement Input	1.40
Earn Out Liability [Member] | Price Hurdle 1 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Alternative Investment, Measurement Input	13.00
Earn Out Liability [Member] | Price Hurdle 2 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Alternative Investment, Measurement Input	15.00
Private Warrants [Member | Valuation date price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Alternative Investment, Measurement Input	12.99
Private Warrants [Member | Strike price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Alternative Investment, Measurement Input	11.50
Private Warrants [Member | Expected term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Alternative Investment, Measurement Input | yr	4.54
Private Warrants [Member | Expected dividend
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Alternative Investment, Measurement Input	0
Private Warrants [Member | Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Alternative Investment, Measurement Input	1.19
Private Warrants [Member | Price threshold
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Alternative Investment, Measurement Input	18.00